Goodwill	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Goodwill

(3) Goodwill

As of January 2, 2016, the Company had 11 reporting units with goodwill for which the annual goodwill impairment test was completed. To perform the annual impairment test on the first day of the fourth quarter of 2015, four of our reporting units were assessed under a qualitative assessment. As a result of this analysis, it was determined that it is more likely than not that the fair value of the four reporting units were greater than its carrying value. Accordingly, for those reporting units, the two-step quantitative impairment test was not performed. For the remaining reporting units, Step 1 of the impairment test was performed. The Company estimated the fair value of the reporting units using an income approach (i.e., a discounted cash flow technique) and a market approach. These valuation methods used Level 2 and Level 3 assumptions, including, but not limited to, sales prices of similar assets, assumptions related to future profitability, cash flows, and discount rates. These estimates are based upon historical trends, management’s knowledge and experience and overall economic factors, including projections of future earnings potential. Developing discounted future cash flow estimates in applying the income approach required management to evaluate its intermediate to longer-term strategies, including, but not limited to, estimates about revenue growth, acquisition strategies, operating margins, capital requirements, inflation and working capital management. The development of appropriate rates to discount the estimated future cash flows required the selection of risk premiums, which can materially affect the present value of estimated future cash flows. Based on this analysis, it was determined that the reporting units’ fair values were greater than their carrying values and no impairment charges were recognized in 2015. The accumulated impairment charges recognized in prior periods totaled $68.2 million.

The following table presents goodwill by reportable segments and in total:

	West	East	Cement	Total

Balance, December 28, 2013	$54,249	$48,693	$24,096	$127,038
Acquisitions	246,506	49,396		295,902
Foreign currency translation adjustments	(3,670)	—	—	(3,670)

Balance, December 27, 2014	297,085	98,089	24,096	419,270
Acquisitions (1)	15,491	219	170,067	185,777
Foreign currency translation adjustments	(8,650)	—	—	(8,650)

Balance, January 2, 2016	$303,926	$98,308	$194,163	$596,397

(1)	Includes certain adjustments related to 2014 acquisitions